Other disclosures (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cash	R$ 37,084,254	R$ 23,122,550
Debt instruments	284,173,184	244,414,650
Equity instruments	2,988,456	3,438,107
Loans and amounts due from credit institutions	30,177,627	25,716,845
Loans and advances to customer	566,089,914	517,977,135
Derivatives	40,206,299	29,294,721
Balances with the Brazilian Central Bank	167,800,211	170,867,718
Asset, total	1,128,519,945	1,014,831,726
Deposits from credit institutions	158,565,482	118,511,957
Customer deposits	605,068,163	583,220,576
Marketable debt securities	139,678,128	124,397,422
Debt Instruments Eligible to Compose Capital	23,137,784	19,626,967
Other financial liabilities	79,177,179	64,793,584
Short positions	39,396,666	19,831,991
Derivatives	39,410,274	24,940,428
Liabilities, total	1,084,433,676	955,322,925
Difference (assets less liabilities)	44,086,269	59,508,801
On demand [member]
IfrsStatementLineItems [Line Items]
Cash	15,131,969	9,213,539
Debt instruments	110,385	412,242
Equity instruments	2,117,553	2,768,129
Loans and amounts due from credit institutions	41,763	54,683
Loans and advances to customer	38,842,391	24,033,838
Derivatives	22,753	27,780
Balances with the Brazilian Central Bank	167,800,211	170,867,718
Asset, total	224,067,025	207,377,929
Deposits from credit institutions	3,388,235	397,566
Customer deposits	227,425,242	73,434,602
Marketable debt securities
Debt Instruments Eligible to Compose Capital
Other financial liabilities	1,121,506	1,492,807
Short positions
Derivatives
Liabilities, total	231,934,983	75,324,975
Difference (assets less liabilities)	(7,867,958)	132,052,954
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Cash	21,952,285	13,909,011
Debt instruments	28,818,116	69,310,969
Equity instruments	571,818	365,129
Loans and amounts due from credit institutions	6,746,688	7,259,224
Loans and advances to customer	149,527,493	130,798,304
Derivatives	17,117,638	7,346,217
Balances with the Brazilian Central Bank
Asset, total	224,734,038	228,988,854
Deposits from credit institutions	72,720,534	43,944,781
Customer deposits	184,353,360	248,146,746
Marketable debt securities	23,042,497	13,968,517
Debt Instruments Eligible to Compose Capital		391,121
Other financial liabilities	20,529,202	15,473,357
Short positions	972,415	722,785
Derivatives	4,506,806	4,344,309
Liabilities, total	306,124,814	326,991,616
Difference (assets less liabilities)	(81,390,776)	(98,002,762)
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Cash
Debt instruments	43,426,801	10,259,106
Equity instruments	198,961	155,528
Loans and amounts due from credit institutions	4,400,946	4,100,331
Loans and advances to customer	112,549,440	120,472,284
Derivatives	588,359	874,329
Balances with the Brazilian Central Bank
Asset, total	161,164,507	135,861,578
Deposits from credit institutions	66,515,869	57,342,156
Customer deposits	87,235,595	105,182,508
Marketable debt securities	3,980,720	35,762,179
Debt Instruments Eligible to Compose Capital		812,411
Other financial liabilities	7,482,333	3,863,003
Short positions	2,728,931	1,672,459
Derivatives	5,611,956	4,013,055
Liabilities, total	173,555,404	208,647,771
Difference (assets less liabilities)	(12,390,897)	(72,786,193)
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash
Debt instruments	80,644,990	120,485,997
Equity instruments	100,124	149,321
Loans and amounts due from credit institutions	12,206,990	13,974,320
Loans and advances to customer	147,550,348	136,237,815
Derivatives	18,411,051	17,727,138
Balances with the Brazilian Central Bank
Asset, total	258,913,503	288,574,591
Deposits from credit institutions	12,938,966	11,884,064
Customer deposits	46,521,772	99,181,326
Marketable debt securities	42,216,454	67,809,219
Debt Instruments Eligible to Compose Capital		1,260,717
Other financial liabilities	37,652,435	43,925,800
Short positions	5,637,952	3,182,266
Derivatives	12,539,932	12,858,091
Liabilities, total	157,507,511	240,101,483
Difference (assets less liabilities)	101,405,992	48,473,108
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cash
Debt instruments	56,763,284	36,519,808
Equity instruments
Loans and amounts due from credit institutions	6,157,811	320,376
Loans and advances to customer	68,790,302	56,969,138
Derivatives	1,701,330	1,035,989
Balances with the Brazilian Central Bank
Asset, total	133,412,727	94,845,311
Deposits from credit institutions	2,038,443	3,024,168
Customer deposits	59,474,729	53,188,713
Marketable debt securities	55,260,981	1,612,849
Debt Instruments Eligible to Compose Capital		1,416,688
Other financial liabilities	12,377,824	38,617
Short positions	11,872,654	2,741,410
Derivatives	1,652,110	1,674,379
Liabilities, total	142,676,741	63,696,824
Difference (assets less liabilities)	(9,264,014)	31,148,487
Later than five years [member]
IfrsStatementLineItems [Line Items]
Cash
Debt instruments	74,409,608	7,426,528
Equity instruments
Loans and amounts due from credit institutions	623,429	7,911
Loans and advances to customer	48,829,940	49,465,756
Derivatives	2,365,168	2,283,268
Balances with the Brazilian Central Bank
Asset, total	126,228,145	59,183,463
Deposits from credit institutions	963,435	1,919,222
Customer deposits	57,465	4,086,681
Marketable debt securities	15,177,476	5,244,658
Debt Instruments Eligible to Compose Capital	23,137,784	15,746,030
Other financial liabilities	13,879
Short positions	18,184,714	11,513,071
Derivatives	15,099,470	2,050,594
Liabilities, total	72,634,223	40,560,256
Difference (assets less liabilities)	R$ 53,593,922	R$ 18,623,207